Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the years ended June 30, 2026 and 2025, the Company entered into the following transactions with related parties:

Transactions with other related parties	2026	2025
Sales and purchases of goods and services
Sales of goods to entities associated with Directors	$—	$261,284
Purchases of goods and services from entities associated with Directors	$118,847	$303,628

Outstanding balances arising from sales/purchases of goods and services
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:
Amounts due from entities associated with Directors	$390,672	$459,314
Amounts due to entities associated with Directors	$—	$74,428